Inventories	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories
10.	Inventories

	December 31,
	2018	2017
Parts and maintenance materials	206,729	151,441
Catering and uniforms	9,351	11,627
Inventory provision	(15,935)	(12,675)

	200,145	150,393